Analysis of performance by segment	12 Months Ended
Dec. 31, 2020
Analysis of performance by segment
Analysis of performance by segment

B       EARNINGS PERFORMANCE

B1     Analysis of performance by segment

B1.1    Segment results

		2020 $m		2019 $m		2018 $m

	Note	note (i)		note (i)		note (i)
Continuing operations:
Asia
Insurance operations		3,384		2,993		2,646
Asset management		283		283		242
Total Asia		3,667		3,276		2,888

US
Insurance operations		2,787		3,038		2,552
Asset management		9		32		11
Total US		2,796		3,070		2,563
Other income and expenditure:
Investment return and other income		6		50		70
Interest payable on core structural borrowings		(337)		(516)		(547)
Corporate expenditurenote (ii)		(417)		(460)		(490)
Total other income and expenditure		(748)		(926)		(967)
Restructuring and IFRS 17 implementation costsnote (iii)		(208)		(110)		(75)
Adjusted operating profit	B1.3	5,507		5,310		4,409
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(4,841)		(3,203)		(791)
Amortisation of acquisition accounting adjustmentsnote (iv)		(39)		(43)		(61)
Gain (loss) attaching to corporate transactions	D1.1	1,521		(142)		(107)
Profit before tax attributable to shareholders		2,148		1,922		3,450
Tax credit (charge) attributable to shareholders' returns	B3	37		31		(569)
Profit for the year from continuing operations		2,185		1,953		2,881
Loss for the year from discontinued operations		—		(1,161)		1,142
Profit for the year		2,185		792		4,023

Attributable to:
Equity holders of the Company
From continuing operations		2,118		1,944		2,877
From discontinued operations		–		(1,161)		1,142
Non-controlling interests from continuing operations		67		9		4
		2,185		792		4,023

Basic earnings per share (in cents)		2020		2019		2018

	Note	note (i)		note (i)		note (i)
Based on adjusted operating profit , net of tax, from continuing operations	B4	175.5	¢	175.0	¢	145.2	¢
Based on profit for the year from continuing operations	B4	81.6	¢	75.1	¢	111.7	¢
Based on profit (loss) for the year from discontinued operations	B4	—		(44.8)	¢	44.3	¢

Notes

(i)

Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.

(ii)	Corporate expenditure as shown above is primarily for head office functions in London and Hong Kong.
(iii)	Restructuring and IFRS 17 implementation costs include those incurred in the US operations of $(46) million (2019: $(7) million; 2018: $(29) million).
(iv)	Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012.

B1.2   Short-term fluctuations in investment returns on shareholder-backed business

	2020 $m	2019 $m	2018 $m
Asia operationsnote (i)	(607)	657	(684)
US operationsnote (ii)	(4,262)	(3,757)	(134)
Other operations	28	(103)	27
Total	(4,841)	(3,203)	(791)

(i)     Asia operations

In Asia, the short-term fluctuations reflect the net value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the year. In 2020, falling interest rates in certain parts of Asia led to lower discount rates on policyholder liabilities under the local reserving basis applied, which were not fully offset by unrealised bond and equity gains in the year and this led to the overall negative short-term investment fluctuations in Asia.

(ii)    US operations

The short-term fluctuations in investment returns in the US are reported net of the related charge for amortisation of deferred acquisition costs (DAC) credit of $812 million as shown in note C4.2 (2019: credit of $1,248 million; 2018: debit of $(152) million) and comprise amounts in respect of the following items:

	2020 $m	2019 $m	2018 $m
Net equity hedge resultnote (a)	(6,334)	(4,582)	(78)
Other than equity-related derivativesnote (b)	1,682	678	(85)
Debt securitiesnote (c)	474	156	(42)
Equity-type investments: actual less longer-term return	(40)	18	51
Other items	(44)	(27)	20
Total net of related DAC amortisation	(4,262)	(3,757)	(134)

Notes

(a)

The purpose of the inclusion of the net equity hedge result in short-term fluctuations in investment returns is to segregate the amount included within pre-tax profit that relates to the accounting effect of market movements on both the value of guarantees in Jackson’s products including variable annuities and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in short-term fluctuations in investment returns is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures or ASC Topic 944, Financial Services – Insurance depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under ASC Topic 820 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in short-term fluctuations in investment returns to match the corresponding movement in the guarantee liability. Other guarantee fees are included in adjusted operating profit, which in 2020 were $704 million (2019: $699 million; 2018: $657 million), pre-tax and net of related DAC amortisation. As the Group applies US GAAP for the measured value of the product guarantees, the net equity hedge result also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

-	The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;
-	The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and
-	Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result can be summarised as follows:

	2020 $m	2019 $m	2018 $m
Fair value movements on equity hedge instruments*	(5,219)	(5,314)	399
Accounting value movements on the variable and fixed index annuity guarantee liabilities*	(2,030)	(22)	(1,194)
Fee assessments net of claim payments	915	754	717
Total net of related DAC amortisation	(6,334)	(4,582)	(78)

The value movements on the variable annuity guarantees and fixed indexed annuity options and the derivative instruments held to manage their equity exposures are discussed in Explanation of Performance and Other Financial Measures.

(b)  The fluctuations for other than equity-related derivatives comprise the net effect of:

-	Fair value movements on free-standing, other than equity-related derivatives;
-	Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and
-	Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)  Short-term fluctuations related to debt securities is analysed below:

	2020 $m	2019 $m	2018 $m
Credits (charges) in the year:
Losses on sales of impaired and deteriorating bonds	(148)	(28)	(6)
Bond write-downs	(32)	(15)	(5)
Recoveries/reversals	1	1	25
Total credits (charges) in the year	(179)	(42)	14
Risk margin allowance deducted from adjusted operating profit*	92	109	104
	(87)	67	118
Interest-related realised gains (losses):
Gains (losses) arising in the year†	724	220	(12)
Amortisation of gains and losses arising in current and prior years to adjusted operating profit	(168)	(129)	(155)
	556	91	(167)
Related amortisation of DAC	5	(2)	7
Total short-term fluctuations related to debt securities net of related DAC amortisation	474	156	(42)

The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted operating profit with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted operating profit of Jackson for 2020 is based on an average annual risk margin reserve of 18 basis points (2019: 17 basis points; 2018: 18 basis points) on average book values of $51.7 billion (2019: $62.6 billion; 2018: $57.1 billion) as shown below:

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2020			2019			2018
			Annual			Annual			Annual
	Average		expected	Average		expected	Average		expected
	book value	RMR	loss	book value	RMR	loss	book value	RMR	loss
	$m	%	$m	$m	%	$m	$m	%	$m
A3 or higher	32,541	0.10	(31)	38,811	0.10	(38)	29,982	0.10	(31)
Baa1, 2 or 3	17,513	0.24	(42)	22,365	0.24	(53)	25,814	0.21	(55)
Ba1, 2 or 3	1,314	0.75	(10)	1,094	0.85	(9)	1,042	0.98	(10)
B1, 2 or 3	206	2.36	(5)	223	2.56	(6)	289	2.64	(8)
Below B3	108	3.36	(4)	75	3.39	(3)	11	3.69	—
Total	51,682	0.18	(92)	62,568	0.17	(109)	57,138	0.18	(104)

Related amortisation of DAC			12			19			22
Risk margin reserve charge to adjusted operating profit for longer-term credit-related losses†			(80)			(90)			(82)

†Excluding the realised gains that are part of the gain arising in respect of the reinsured Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax net unrealised gain of $2,676 million, net of related amortisation of DAC, arising in the year (2019: $3,392 million; 2018: $(1,831) million ) on debt securities classified as available-for-sale, partially offset by the recycling of $2,282 million gains, net of related amortisation of DAC, to the income statement on transfer of debt securities to Athene (see note D1.1). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C1.1.

B1.3   Determining operating segments and performance measure of operating segments

Operating segments

The Group’s operating segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’ on the basis of the management reporting structure and its financial management information.

Under the Group’s management and reporting structure, its chief operating decision maker is the Group Executive Committee (GEC). In the management structure, responsibility is delegated to the Chief Executive Officers of the Group’s Asia and US business units for the day-to-day management of their business units (within the framework set out in the Group Governance Manual). Financial management information used by the GEC aligns with these business segments. These operating segments, Asia operations and US operations, derive revenue from both insurance and asset management activities.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’. These include head office costs in London and Hong Kong. The Group’s Africa operations do not form part of any operating segment under the structure, and their assets and liabilities and profit or loss before tax are not material to the overall financial position of the Group. The Group’s Africa operations are therefore also reported as ‘Unallocated to a segment’.

In preparation for the planned separation of Jackson, the management information received by the GEC has been revised in 2021, leading to a change in the Group’s operating segments which will be presented in the 2021 half year report as discussed in Explanation of Performance and Other Financial Measures.

Performance measure

The performance measure of operating segments utilised by the Group is adjusted IFRS operating profit based on longer-term investment returns (adjusted operating profit), as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the year as follows:

-

Short-term fluctuations in investment returns on shareholder-backed business. This includes the impact of short-term market effects on the carrying value of Jackson’s guarantee liabilities and related derivatives as explained below;

-	Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012; and
-

Gain or loss on corporate transactions, such as in 2020 the effect of certain of the Group's reinsurance arrangements and costs associated with the work to plan for the separation of Jackson, and in 2019 disposals undertaken and costs connected to the demerger of M&G plc from Prudential plc.

Determination of adjusted operating profit for investment and liability movements

(a)    With-profits business

For Asia’s with-profits business in Hong Kong, Singapore and Malaysia, the adjusted operating profit reflects the shareholders’ share in the bonuses declared to policyholders. Value movements in the underlying assets of the with-profits funds only affect the shareholder results through indirect effects of investment performance on declared policyholder bonuses and therefore, do not affect directly the determination of adjusted operating profit.

(b)    Unit-linked business including the US variable annuity separate accounts

The policyholder unit liabilities are directly reflective of the underlying asset value movements. Accordingly, the adjusted operating profit reflect the current year value movements in both the unit liabilities and the backing assets.

(c)    US general account business

The adjusted operating profit for Jackson included in the Group’s accounts is based on information reviewed by the GEC on an IFRS basis. This will differ from the financial information that Jackson will report as part of the demerger process, which will be prepared under US GAAP and will be based on the information local management reviews in preparation for them becoming a standalone entity.

Jackson's variable and fixed index annuity business has guarantee liabilities which are measured on a combination of fair value and other US GAAP derived principles. These liabilities are subject to an extensive derivative programme to manage equity and interest rate exposures whose fair value movements pass through the income statement each year.

The following value movements for Jackson's variable and fixed index annuity business are excluded from adjusted operating profit. See note B1.2:

-	Fair value movements for equity-based derivatives;
-

Fair value movements for guaranteed benefit options for the ‘not for life’ portion of Guaranteed Minimum Withdrawal Benefit (GMWB) and fixed index annuity business, and Guaranteed Minimum Income Benefit (GMIB) reinsurance (see below);

-

Movements in the accounts carrying value of Guaranteed Minimum Death Benefit (GMDB), GMIB and the ‘for life’ portion of GMWB liabilities, (see below) for which, under the ‘grandfathered’ US GAAP applied under IFRS for Jackson’s insurance assets and liabilities, the measurement basis gives rise to a muted impact of current year market movements (ie they are relatively insensitive to the effect of current year equity market and interest rate changes);

-	A portion of the fee assessments as well as claim payments, in respect of guarantee liabilities; and
-	Related amortisation of DAC for each of the above items.

Guaranteed benefit options for the ‘not for life’ portion of GMWB and equity index options for the fixed index annuity business

The ‘not for life’ portion of GMWB guaranteed benefit option liabilities is measured under the US GAAP basis applied for IFRS in a manner consistent with IAS 39 under which the projected future growth rate of the account balance is based on the greater of US Treasury rates and current swap rates (rather than expected rates of return) with only a portion of the expected future guarantee fees included. The discount rates applied in determining the value of these liabilities is actively updated each year based on market observed rates and after allowing for Jackson's own credit risk. Reserve value movements on these liabilities are sensitive to changes to levels of equity markets, implied volatility and interest rates. The equity index option for fixed index annuity business is measured under the US GAAP basis applied for IFRS in a manner consistent with IAS 39 under which the projected future growth is based on current swap rates.

Guaranteed benefit option for variable annuity guarantee minimum income benefit

The GMIB liability, which is substantially reinsured, subject to a deductible and annual claim limits, is accounted for using ‘grandfathered’ US GAAP. This accounting basis substantially does not recognise the effects of market movements. The corresponding reinsurance asset is measured under the ‘grandfathered’ US GAAP basis applied for IFRS in a manner consistent with IAS 39 ‘Financial Instruments: Recognition and Measurement’, and the asset is therefore recognised at fair value. As the GMIB is economically reinsured, the mark-to-market element of the reinsurance asset is included as a component of short-term fluctuations in investment returns.

(d)    Policyholder liabilities that are sensitive to market conditions

Under IFRS, the degree to which the carrying values of liabilities to policyholders are sensitive to current market conditions varies between business units depending upon the nature of the ‘grandfathered’ measurement basis.

Movements in liabilities for some types of business do require bifurcation between the elements that relate to longer-term market condition and short-term effects to ensure that at the net level (ie after allocated investment return and charge for policyholder benefits) the adjusted operating profit reflects longer-term market returns.

For certain Asia non-participating business, for example in Hong Kong, the economic features are more akin to asset management products with policyholder liabilities reflecting asset shares over the contract term. Consequently, for these products, the charge for policyholder benefits in the adjusted operating profit reflects the asset share feature rather than volatile movements that would otherwise be reflected if the local regulatory basis (as applied for the IFRS balance sheet) was used.

For other types of Asia non-participating business, expected longer-term investment returns and interest rates are used to determine the movement in policyholder liabilities for determining adjusted operating profit. This ensures assets and liabilities are reflected on a consistent basis.

(e)    Assets backing other shareholder-financed long-term insurance business

Except in the case of assets backing liabilities which are directly matched (such as unit-linked business) adjusted operating profit for assets backing shareholder-financed business is determined on the basis of expected longer-term investment returns. Longer-term investment returns comprise actual income receivable for the year (interest/dividend income) and for both debt and equity-type securities longer-term capital returns.

Debt securities and loans

As a general principle, for debt securities and loans, the longer-term capital returns comprise two elements:

-

Risk margin reserve based charge for the expected level of defaults for the period, which is determined by reference to the credit quality of the portfolio. The difference between impairment losses in the reporting period and the risk margin reserve charge to the adjusted operating profit is reflected in short-term fluctuations in investment returns; and

-	The amortisation of interest-related realised gains and losses to adjusted operating profit to the date when sold bonds would have otherwise matured.

At 31 December 2020, the level of unamortised interest-related realised gains and losses related to previously sold bonds for the Group's insurance operations in Asia and the US was a net gain of $1,725 million (31 December 2019: net gain of $916 million).

For Asia insurance operations, realised gains and losses are principally interest related. Accordingly, all realised gains and losses to date for these operations are amortised over the period to the date those securities would otherwise have matured, with no explicit risk margin reserve charge.

For US insurance operations, Jackson has used the ratings by Nationally Recognised Statistical Ratings Organisations (NRSRO) or ratings resulting from the regulatory ratings detail issued by the National Association of Insurance Commissioners (NAIC) to determine the average annual risk margin reserve to apply to debt securities held to back general account business. Debt securities held to back separate account and reinsurance funds withheld are not subject to risk margin reserve charge. Further details of the risk margin reserve charge, as well as the amortisation of interest-related realised gains and losses, for Jackson are shown in note B1.2.

Equity-type securities

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Different rates apply to different categories of equity-type securities.

For Asia insurance operations, investments in equity securities held for non-linked shareholder-backed business amounted to $4,954 million as at 31 December 2020 (31 December 2019: $3,473 million). The longer-term rates of return applied in 2020 ranged from 5.1 per cent to 16.9 per cent (31 December 2019: 5.0 per cent to 17.6 per cent; 31 December 2018: 5.3 per cent to 17.6 per cent) with the rates applied varying by business unit. These rates are broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each local business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations. The longer-term investment returns for the Asia insurance joint ventures and associates accounted for using the equity method are determined on a similar basis as the other Asia insurance operations described above.

For US insurance operations, as at 31 December 2020, the equity-type securities for non-separate account operations amounted to $2,128 million (31 December 2019: $1,481 million). For these operations, the longer-term rates of return for income and capital applied in 2020, 2019 and 2018, which reflect the combination of the average risk-free rates over the year and appropriate risk premiums are as follows:

	2020			2019			2018
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	4.8	% to	5.8%	5.5	% to	6.7%	6.7	% to	7.2%
Other equity-type securities such as investments in limited partnerships and private equity funds	6.8	% to	7.8%	7.5	% to	8.7%	8.7	% to	9.2%

Derivative value movements

Generally, derivative value movements are excluded from adjusted operating profit. The exception is where the derivative value movements broadly offset changes in the accounting value of other assets and liabilities included in adjusted operating profit. The principal example of derivatives whose value movements are excluded from adjusted operating profit arises in Jackson.

Equity-based derivatives held by Jackson are as discussed in section (c) above. Non-equity based derivatives held by Jackson are part of a broad-based hedging programme for features of Jackson’s bond portfolio (for which value movements are booked in the statement of other comprehensive income rather than the income statement), product liabilities (for which US GAAP accounting as ‘grandfathered’ under IFRS 4 does not fully reflect the economic features being hedged), and the interest rate exposure attaching to equity-based product options.

(f)	Fund management and other non-insurance businesses

For these businesses, the determination of adjusted operating profit reflects the underlying economic substance of the arrangements. Generally, realised gains and losses are included in adjusted operating profit with temporary unrealised gains and losses being included in short-term fluctuations. In some instances, realised gains and losses on derivatives and other financial instruments are amortised to adjusted operating profit over a time period that reflects the underlying economic substance of the arrangements.

B1.4   Segmental income statement

Premiums and annuity considerations for conventional and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the policyholder.

Policy fees charged on linked policies for mortality, morbidity,  asset management and policy administration are recognised when related services are provided.

Claims paid include maturities, annuities, surrenders,deaths and other claim events. Maturity claims are recorded as charges on the policy maturity date. Annuity claims are recorded when each annuity instalment becomes due for payment. Surrenders are charged to the income statement when paid. Death and other claims are generally recorded when notified with additional contract liabilities held, where appropriate, for 'incurred but not reported' (IBNR) claims.

	2020 $m
			Total	Unallocated	Group
	Asia	US	segment	to a segment	total
Gross premiums earned	23,341	19,026	42,367	154	42,521
Outward reinsurance premiumsnote (i)	(1,615)	(30,584)	(32,199)	(10)	(32,209)
Earned premiums, net of reinsurance	21,726	(11,558)	10,168	144	10,312
Other incomenote (ii)	609	55	664	6	670
Total external revenuenotes (iii),(iv)	22,335	(11,503)	10,832	150	10,982
Intra-group revenue	—	37	37	(37)	—
Interest incomenote (v)	1,961	2,380	4,341	36	4,377
Other investment returnnote B1.5	11,755	28,849	40,604	10	40,614
Total revenue, net of reinsurance	36,051	19,763	55,814	159	55,973
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote C3.1	(28,488)	(19,617)	(48,105)	(100)	(48,205)
Acquisition costs and other operating expenditurenote B2	(3,989)	(821)	(4,810)	(671)	(5,481)
Interest on core structural borrowings	—	(21)	(21)	(316)	(337)
Loss attaching to corporate transactionsnote D1.1	—	(18)	(18)	(30)	(48)
Total charges, net of reinsurance and loss on disposal of businesses	(32,477)	(20,477)	(52,954)	(1,117)	(54,071)
Share of profit from joint ventures and associates, net of related tax	517	—	517	—	517
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	4,091	(714)	3,377	(958)	2,419
Tax charge attributable to policyholders’ returns	(271)	—	(271)	—	(271)
Profit (loss) before tax attributable to shareholders’ returns	3,820	(714)	3,106	(958)	2,148

Analysis of profit (loss) before tax attributable to shareholders' returns:
Profit for the year	3,382	(247)	3,135	(950)	2,185
Tax attributable to shareholders	438	(467)	(29)	(8)	(37)
Profit (loss) before tax	3,820	(714)	3,106	(958)	2,148
Short-term fluctuations in investment returns on shareholder-backed business	607	4,262	4,869	(28)	4,841
Amortisation of acquisition accounting adjustments	5	34	39	—	39
(Gain) loss attaching to corporate transactionsnote D1.1	(765)	(786)	(1,551)	30	(1,521)
Adjusted operating profit (loss)	3,667	2,796	6,463	(956)	5,507

	2019 $m
			Total	Unallocated	Group
	Asia	US	segment	to a segment	total
Gross premiums earned	23,757	21,209	44,966	98	45,064
Outward reinsurance premiums	(1,108)	(467)	(1,575)	(8)	(1,583)
Earned premiums, net of reinsurance	22,649	20,742	43,391	90	43,481
Other incomenote (ii)	548	61	609	91	700
Total external revenuenotes (iii),(iv)	23,197	20,803	44,000	181	44,181
Intra-group revenue	—	34	34	(34)	—
Interest incomenote (v)	1,569	2,971	4,540	67	4,607
Other investment returnnote B1.5	13,406	31,623	45,029	(81)	44,948
Total revenue, net of reinsurance	38,172	55,431	93,603	133	93,736
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote C3.1	(29,119)	(54,734)	(83,853)	(52)	(83,905)
Acquisition costs and other operating expenditurenote B2	(5,157)	(1,402)	(6,559)	(724)	(7,283)
Interest on core structural borrowings	—	(20)	(20)	(496)	(516)
Gain (loss) attaching to corporate transactionsnote D1.1	265	—	265	(407)	(142)
Total charges, net of reinsurance and gain on disposal of business	(34,011)	(56,156)	(90,167)	(1,679)	(91,846)
Share of profit from joint ventures and associates, net of related tax	397	—	397	—	397
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	4,558	(725)	3,833	(1,546)	2,287
Tax charge attributable to policyholders’ returns	(365)	—	(365)	—	(365)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	4,193	(725)	3,468	(1,546)	1,922

Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	3,725	(380)	3,345	(1,392)	1,953
Tax attributable to shareholders	468	(345)	123	(154)	(31)
Profit (loss) before tax	4,193	(725)	3,468	(1,546)	1,922
Short-term fluctuations in investment returns on shareholder-backed business	(657)	3,757	3,100	103	3,203
Amortisation of acquisition accounting adjustments	5	38	43	—	43
(Gain) loss attaching to corporate transactionsnote D1.1	(265)	—	(265)	407	142
Adjusted operating profit (loss)	3,276	3,070	6,346	(1,036)	5,310

	2018 $m
			Total	Unallocated	Group
	Asia	US	segment	to a segment	total
				note (vii)
Gross premiums earned	21,989	23,573	45,562	52	45,614
Outward reinsurance premiums	(768)	(412)	(1,180)	(3)	(1,183)
Earned premiums, net of reinsurance	21,221	23,161	44,382	49	44,431
Other incomenote (ii)	412	67	479	52	531
Total external revenenote (iii),(iv)	21,633	23,228	44,861	101	44,962
Intra-group revenue	56	67	123	(123)	—
Interest incomenote (v)	1,450	2,692	4,142	68	4,210
Other investment returnnote B1.5	(4,326)	(9,085)	(13,411)	84	(13,327)
Total revenue, net of reinsurance	18,813	16,902	35,715	130	35,845
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(11,664)	(11,736)	(23,400)	(26)	(23,426)
Acquisition costs and other operating expenditurenote B2	(5,162)	(2,773)	(7,935)	(592)	(8,527)
Interest on core structural borrowings	—	(20)	(20)	(527)	(547)
Loss attaching to corporate transactionsnote D1.1	(15)	(51)	(66)	(41)	(107)
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(16,841)	(14,580)	(31,421)	(1,186)	(32,607)
Share of profit from joint ventures and associates, net of related tax	319	—	319	—	319
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	2,291	2,322	4,613	(1,056)	3,557
Tax charge attributable to policyholders’ returns	(107)	—	(107)	—	(107)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	2,184	2,322	4,506	(1,056)	3,450

Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	1,815	1,982	3,797	(916)	2,881
Tax attributable to shareholders	369	340	709	(140)	569
Profit (loss) before tax	2,184	2,322	4,506	(1,056)	3,450
Short-term fluctuations in investment returns on shareholder-backed business	684	134	818	(27)	791
Amortisation of acquisition accounting adjustments	5	56	61	—	61
Loss attaching to corporate transactionsnote D1.1	15	51	66	41	107
Adjusted operating profit (loss)	2,888	2,563	5,451	(1,042)	4,409

Notes

(i)

In 2020, outward reinsurance premiums include $(30,156) million in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd.

(ii)

Included within other income is revenue from the Group’s continuing asset management business of $505 million (2019: $453 million; 2018: $287 million). The remaining other income consists primarily of policy fee income from external customers.

(iii)

In Asia, external revenue from no one individual market exceeds 10 per cent of the Group total, excluding Athene's reinsurance premium of $30,156 million, except for Hong Kong in 2020, 2019 and 2018 and Singapore in both 2020 and 2019. Total external revenue of Hong Kong is $9,232 million (2019: $9,821 million; 2018: $10,307 million) and Singapore is $5,505 million (2019: $4,401 million).

(iv)	Due to the nature of the business of the Group, there is no reliance on any major customers.
(v)

Interest income includes $2,197 million (2019:  $2,817 million; 2018:  $2,585 million) in respect of financial assets not at fair value through profit and loss, of which $1 million (2019: $4 million; 2018: $5 million) is accrued in respect of impaired securities.

(vi)

In October 2018, Jackson entered into a 100 per cent reinsurance agreement with John Hancock Life Insurance Company (John Hancock USA) to acquire a closed block of group pay-out annuity business. The transaction resulted in an addition to gross premiums earned of $5.0 billion and a corresponding increase in benefits and claims of $5.5 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of $0.5 billion at the inception of the contract. There was no material impact on adjusted operating profit or total profit as a result of the transaction.

B1.5   Other investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and Jackson’s debt securities designated as available-for-sale. Movements in unrealised appreciation or depreciation of debt securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues, taking into account the effective yield on investments. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

	2020 $m	2019 $m	2018 $m
Realised and unrealised gains (losses) on securities at fair value through profit or loss	40,070	49,809	(14,867)
Realised and unrealised (losses) gains on derivatives at fair value through profit or loss	(3,691)	(5,825)	705
Realised gains on available-for-sale securities, including impairment previously recognised in other comprehensive income*	3,371	185	15
Realised gains (losses) on loans	43	(3)	(1)
Dividends	1,249	1,000	740
Other investment (loss) income	(428)	(218)	81
Other investment return	40,614	44,948	(13,327)

*Included in realised gains on available-for-sale securities is $2,817 million arising upon derecognition of debt securities held by Jackson related to the reinsurance of fixed and fixed index annuities to Athene. These gains are excluded from adjusted operating profit and are recognised in the results  of the corporate transaction as discussed in note D1.1.

Realised gains and losses on the Group’s investments for 2020 recognised in the income statement amounted to a net gain of $2.8 billion (2019: a net loss of $2.0 billion; 2018: a net gain of $2.5 billion).

B1.6   Additional analysis of performance by segment components

(a) Asia

	2020 $m				2019 $m	2018 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	21,726	—	—	21,726	22,649	21,221
Other income	192	417	—	609	548	412
Total external revenue	21,918	417	—	22,335	23,197	21,633
Intra-group revenue	1	164	(165)	—	—	56
Interest income	1,956	5	—	1,961	1,569	1,450
Other investment return	11,729	26	—	11,755	13,406	(4,326)
Total revenue, net of reinsurance	35,604	612	(165)	36,051	38,172	18,813
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(28,488)	—	—	(28,488)	(29,119)	(11,664)
Acquisition costs and other expenditurenote B2	(3,708)	(446)	165	(3,989)	(5,157)	(5,162)
Gain (loss) attaching to corporate transactionsnote D1.1	—	—	—	—	265	(15)
Total charges, net of reinsurance and gain (loss) attaching to corporate transactions	(32,196)	(446)	165	(32,477)	(34,011)	(16,841)
Share of profit from joint ventures and associates, net of related tax	400	117	—	517	397	319
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	3,808	283	—	4,091	4,558	2,291
Tax charge attributable to policyholders’ returns	(271)	—	—	(271)	(365)	(107)
Profit before tax attributable to shareholders' returns	3,537	283	—	3,820	4,193	2,184

Analysis of profit before tax:
Profit before tax attributable to shareholders	3,537	283	—	3,820	4,193	2,184
Short-term fluctuations in investment returns on shareholder-backed business	607	—	—	607	(657)	684
Amortisation of acquisition accounting adjustments	5	—	—	5	5	5
(Gain) loss attaching to corporate transactionsnote D1.1	(765)	—	—	(765)	(265)	15
Adjusted operating profit	3,384	283	—	3,667	3,276	2,888

(b) US

	2020 $m				2019 $m	2018 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	(11,558)	—	—	(11,558)	20,742	23,161
Other income	4	51	—	55	61	67
Total external revenue	(11,554)	51	—	(11,503)	20,803	23,228
Intra-group revenue	—	115	(78)	37	34	67
Interest income	2,380	—	—	2,380	2,971	2,692
Other investment return	28,848	1	—	28,849	31,623	(9,085)
Total revenue, net of reinsurance	19,674	167	(78)	19,763	55,431	16,902
Benefits and claims net of reinsurance	(19,617)	—	—	(19,617)	(54,734)	(11,736)
Acquisition costs and other operating expenditure	(741)	(158)	78	(821)	(1,402)	(2,773)
Interest on core structural borrowings	(21)	—	—	(21)	(20)	(20)
Loss attaching to corporate transactionsnote D1.1	(18)	—	—	(18)	—	(51)
Total charges, net of reinsurance and loss on disposal of businesses	(20,397)	(158)	78	(20,477)	(56,156)	(14,580)
(Loss) profit before tax	(723)	9	—	(714)	(725)	2,322

Analysis of profit (loss) before tax:
Profit (loss) before tax attributable to shareholders	(723)	9	—	(714)	(725)	2,322
Short-term fluctuations in investment returns on shareholder-backed business	4,262	—	—	4,262	3,757	134
Amortisation of acquisition accounting adjustments	34	—	—	34	38	56
(Gain) loss attaching to corporate transactionsnote D1.1	(786)	—	—	(786)	—	51
Adjusted operating profit	2,787	9	—	2,796	3,070	2,563